UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:    811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.

(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    June 30, 2021

Item 1. Reports to Stockholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2021. The total returns for Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended June 30, 2021
Cohen & Steers Preferred Securities and Income Fund:
Class A	2.51%
Class C	2.19%
Class F	2.75%
Class I	2.72%
Class R	2.42%
Class Z	2.68%[a]
ICE BofA Fixed Rate Preferred Securities Index[b]	1.99%
Blended Benchmark—60% ICE BofA US IG Institutional Capital Securities Index/20% ICE BofA Core Fixed Rate Preferred Securities Index/20% Bloomberg Barclays Developed Market USD Contingent Capital Index[b]	2.39%
S&P 500 Index[b]	15.25%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, where applicable, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 3.75% initial sales charge on Class A shares or the

[a]

The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the Financial Highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America (GAAP).

[b]

The ICE BofA Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The ICE BofA US IG Institutional Capital Securities Index tracks the performance of US dollar denominated investment grade hybrid capital corporate and preferred securities publicly issued in the US domestic market. The ICE BofA Core Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market, excluding $1,000 par securities. The Bloomberg Barclays Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund’s investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund’s assets. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Market Review

Preferred securities modestly advanced in the six months ended June 30, 2021, which was an ultimately positive period for credit-sensitive assets as optimism about economic reopenings outweighed the negative effect of rising bond yields.

Global economic news was generally favorable in the period, aided by significant fiscal stimulus and positive COVID vaccine rollout trends. However, in the U.S., this anticipated growth (along with manufacturing bottlenecks and higher commodity prices) generated concerns about inflation and about the prospect of monetary policy accommodation ending sooner than previously anticipated. Bond yields rose in this environment from near historical lows, with the yield on the 10-year U.S. Treasury increasing from 0.9% to 1.5% by period end (down from 1.7% reached in mid-period). While this trend weighed on the prices of longer-duration high-quality bonds, preferred securities had a positive return as the improving credit outlook more than countered interest-rate concerns in terms of investor sentiment.

Fund Performance

The Fund had a positive total return in the period and outperformed its blended benchmark (with the exception of the Fund’s Class C shares, which underperformed).

Banks, the main issuer of preferred securities, saw solid improvements in earnings, credit quality and capital markets activity during the period. And after substantially building their loan-loss reserves in the second half of 2020, banks released large amounts of those excess loan-loss reserves in early 2021 due to optimism about economic reopenings and given factors such as strong consumer balance sheets.

In this environment, the banking sector performed well compared with the broader preferreds market. Securities from more economically sensitive U.S. and European banks saw sharp yield spread compression. On balance, security selection in banking aided the Fund’s relative performance in the period. Top contributors included having an overweight allocation to contingent capital securities (CoCos), which are a type of preferred that can write down in value or be converted to equity in the event an issuer’s capital level deteriorates materially. CoCos outperformed the broader preferreds market in the period, aided by demand for above-average income in an environment of low bond yields.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

The insurance sector had a positive but lesser return. Security selection in insurance helped the Fund’s relative performance, in part due to an out-of-benchmark allocation to an issue from Sbl Holdings that had a significant gain. An out-of-benchmark position in a security from Lancashire Holdings that we purchased in the period also contributed with a large gain. Security selection in the real estate and utilities sectors contributed positively to performance as well. Security selection in the finance and energy sectors modestly detracted from relative performance.

Impact of Derivatives on Fund Performance

The Fund used “swaptions,” which are options to enter into swaps with the intention of managing interest-rate risk. In addition, the Fund engaged in the buying and selling of equity options with the intention of managing interest-rate risk. These swaptions and equity options did not have a material effect on the Fund’s total return for the six-month period ended June 30, 2021.

The Fund also used forward foreign currency exchange contracts for managing currency risk on certain Fund positions denominated in foreign currencies. The currency forwards did not have a material effect on the Fund’s total return during the six-month period ended June 30, 2021.

Sincerely,

WILLIAM F. SCAPELL Portfolio Manager	ELAINE ZAHARIS-NIKAS Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds specializes in liquid real assets, including real estate securities, listed infrastructure and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2021

	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	8.97%[a]	11.46%[b]	—	—	—	—
1 Year (without sales charge)	13.21%	12.46%	13.65%	13.50%	13.02%	13.56%
5 Years (with sales charge)	5.58%[a]	5.71%	—	—	—	—
5 Years (without sales charge)	6.39%	5.71%	—	6.71%	6.22%	6.76%
10 Years (with sales charge)	6.96%[a]	6.67%	—	—	—	—
10 Years (without sales charge)	7.37%	6.67%	—	7.72%	—	—
Since Inception (with sales charge)[c]	7.59%[a]	7.25%	—	—	—	—
Since Inception (without sales charge)[c]	7.96%	7.25%	6.73%	8.31%	6.21%	6.74%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2021 prospectus were as follows: Class A—1.14% and 1.14%; Class C—1.79% and 1.79%; Class F—0.79% and 0.79%; Class I—0.85% and 0.85%; Class R—1.29% and 1.29%; and Class Z—0.79% and 0.79%. Through June 30, 2023, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses incurred so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.20% for Class A shares, 1.85% for Class C shares, 0.85% for Class F shares, 0.85% for Class I shares, 1.35% for Class R shares and 0.85% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

[a]	Reflects a 3.75% front-end sales charge.
[b]	Reflects a contingent deferred sales charge of 1.00%.
[c]	Inception date of May 3, 2010 for Class A, C and I shares, April 3, 2017 for Class F shares and October 1, 2014 for Class R and Z shares.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021—June 30, 2021.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period[a] January 1, 2021— June 30, 2021
Class A
Actual (2.51% return)	$1,000.00	$1,025.10	$5.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.24	$5.61

Class C
Actual (2.19% return)	$1,000.00	$1,021.90	$8.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.02	$8.85

Class F
Actual (2.75% return)	$1,000.00	$1,027.50	$3.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.98	$3.86

Class I
Actual (2.72% return)	$1,000.00	$1,027.20	$4.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.68	$4.16

Class R
Actual (2.42% return)	$1,000.00	$1,024.20	$6.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.36

Class Z
Actual (2.68% return)	$1,000.00	$1,026.80	$3.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.98	$3.86

[a]

Expenses are equal to the Fund’s Class A, Class C, Class F, Class I, Class R and Class Z annualized net expense ratios of 1.12%, 1.77%, 0.77%, 0.83%, 1.27% and 0.77%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

June 30, 2021

Top Ten Holdingsa

(Unaudited)

Security	Value	% of Net Assets

Wells Fargo & Co., 3.90%, Series BB	$219,779,776	1.8
Charles Schwab Corp./The, 4.00%, Series I	182,681,675	1.5
BP Capital Markets PLC, 4.875% (United Kingdom)	158,976,029	1.3
Bank of America Corp., 6.25%, Series X	148,052,279	1.2
Bank of America Corp., 6.10%, Series AA	144,075,864	1.2
Citigroup, Inc., 3.875%	139,736,756	1.2
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	134,370,096	1.1
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	116,560,837	1.0
JPMorgan Chase & Co., 6.75%, Series S	116,417,212	1.0
JPMorgan Chase & Co., 6.10%, Series X	115,050,549	0.9

[a]

Top ten holdings (excluding short-term investments and derivative instruments) are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdownb

(Based on Net Assets)

(Unaudited)

[b]	Excludes derivative instruments.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2021 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	14.5%
BANKS	3.4%
Bank of America Corp., 6.00%, Series GGa		1,058,824	$28,990,601
Bank of America Corp., 5.875%, Series HHa		620,319	17,046,366
Bank of Hawaii Corp., 4.375%, Series Aa		326,400	8,316,672
GMAC Capital Trust I, 5.941% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)[b]		1,635,364	41,391,063
JPMorgan Chase & Co., 5.75%, Series DDa		142,428	4,023,591
JPMorgan Chase & Co., 4.625%, Series LLa		2,001,634	53,303,513
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series Aa,c		638,744	18,478,864
PNC Financial Services Group, Inc./The, 6.125% to 5/1/22, Series Pa,c		374,796	9,875,875
Regions Financial Corp., 6.375% to 9/15/24, Series Ba,c		14,649	423,649
Regions Financial Corp., 5.70% to 5/15/29, Series Ca,c		1,613,271	47,752,821
Signature Bank/New York NY, 5.00%, Series aa		2,309,250	60,225,240
Synovus Financial Corp., 5.875% to 7/1/24, Series Ea,c		402,795	10,980,192
Truist Financial Corp., 4.75%, Series Ra		913,665	24,321,762
Wells Fargo & Co., 5.85% to 9/15/23, Series Qa,c		478,793	13,190,747
Wells Fargo & Co., 5.50%, Series Xa		496,273	12,669,850
Wells Fargo & Co., 4.75%, Series Za		2,098,151	54,866,649

			405,857,455

ELECTRIC	1.5%
CMS Energy Corp., 5.875%, due 3/1/79		189,202	5,244,680
CMS Energy Corp., 4.20%, Series Ca		865,200	21,919,842
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73[c]		358,222	9,546,616
SCE Trust V, 5.45% to 3/15/26, Series Ka,c		707,970	17,692,170
SCE Trust VI, 5.00%[a]		977,147	24,360,275
Southern Co./The, 4.95%, due 1/30/80, Series 2020		2,146,181	57,560,574
WESCO International, Inc., 10.625% to 6/22/25, Series Aa,c		1,502,000	46,396,780

			182,720,937

ELECTRIC—FOREIGN	0.4%
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		587,325	14,918,055
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)[a]		693,931	18,153,235
Brookfield Renewable Partners LP, 5.25%, Series 17 (Canada)[a]		359,424	9,416,909

			42,488,199

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Shares	Value
ENERGY	0.6%
Energy Transfer LP, 7.375% to 5/15/23, Series Ca,c		423,990	$10,705,747
Energy Transfer LP, 7.625% to 8/15/23, Series Da,c		1,330,471	33,820,573
Energy Transfer LP, 7.60% to 5/15/24, Series Ea,c		925,935	23,148,375

			67,674,695

FINANCIAL	2.7%
DIVERSIFIED FINANCIAL SERVICES	1.0%
Apollo Global Management, Inc., 6.375%, Series Ba		753,017	20,226,037
Carlyle Finance LLC, 4.625%, due 5/15/61		965,696	24,567,306
KKR Group Finance Co. IX LLC, 4.625%, due 4/1/61		928,183	23,956,403
Synchrony Financial, 5.625%, Series Aa		1,888,360	51,665,530

			120,415,276

INVESTMENT ADVISORY SERVICES	0.2%
Legg Mason, Inc., 5.45%, due 9/15/56		1,100,000	27,879,500

INVESTMENT ADVISORY SERVICES—FOREIGN	0.1%
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)[a]		685,600	17,393,672

INVESTMENT BANKER/BROKER	1.1%
Charles Schwab Corp./The, 5.95%, Series Da		1,183,369	30,022,072
Charles Schwab Corp./The, 4.45%, Series Ja		808,091	21,414,411
Morgan Stanley, 6.875% to 1/15/24, Series Fa,c		500,551	14,165,593
Morgan Stanley, 6.375% to 10/15/24, Series Ia,c		1,459,672	42,447,262
Morgan Stanley, 5.85% to 4/15/27, Series Ka,c		739,656	21,834,645

			129,883,983

INVESTMENT BANKER/BROKER—FOREIGN	0.3%
Brookfield Finance, Inc., 4.625%, due 10/16/80, Series 50 (Canada)		1,231,189	31,740,052

TOTAL FINANCIAL			327,312,483

INDUSTRIALS—CHEMICALS	0.5%
CHS, Inc., 7.10% to 3/31/24, Series 2[a,c]		753,736	21,489,013
CHS, Inc., 6.75% to 9/30/24, Series 3[a,c]		594,867	16,876,377
CHS, Inc., 7.50%, Series 4[a]		881,221	25,714,029

			64,079,419

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Shares	Value
INSURANCE	2.4%
LIFE/HEALTH INSURANCE	1.5%
Athene Holding Ltd., 6.35% to 6/30/29, Series Aa,c		987,403	$29,029,648
Athene Holding Ltd., 6.375% to 6/30/25, Series Ca,c		994,409	28,072,166
Athene Holding Ltd., 4.875%, Series Da		886,800	22,906,044
Brighthouse Financial, Inc., 5.375%, Series Ca		2,079,500	56,583,195
Equitable Holdings, Inc., 5.25%, Series Aa		1,099,645	29,525,468
Globe Life, Inc., 4.25%, due 6/15/61		514,721	13,439,366

			179,555,887

MULTI-LINE—FOREIGN	0.2%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		1,117,839	30,036,334

PROPERTY CASUALTY	0.3%
Enstar Group Ltd., 7.00% to 9/1/28, Series Da,c		1,040,000	30,763,200

REINSURANCE	0.4%
Arch Capital Group Ltd., 5.25%, Series Ea		500,194	12,699,926
Arch Capital Group Ltd., 5.45%, Series Fa		556,813	14,571,796
Arch Capital Group Ltd., 4.55%, Series Ga		1,053,600	27,193,416

			54,465,138

TOTAL INSURANCE			294,820,559

INTEGRATED TELECOMMUNICATIONS SERVICES	1.3%
AT&T, Inc., 4.75%, Series Ca		686,000	18,240,740
United States Cellular Corp., 5.50%, due 3/1/70		1,294,914	33,913,798
United States Cellular Corp., 5.50%, due 6/1/70		1,829,200	47,431,156
United States Cellular Corp., 6.25%, due 9/1/69		2,179,090	59,641,693

			159,227,387

PIPELINES—FOREIGN	0.2%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)[c]		954,427	25,855,428

REAL ESTATE	0.9%
HOTEL	0.1%
Summit Hotel Properties, Inc., 6.25%, Series Ea		80,000	2,088,800
Sunstone Hotel Investors, Inc., 6.125%, Series Ha		187,000	5,308,930

			7,397,730

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Shares	Value
NET LEASE	0.2%
VEREIT, Inc., 6.70%, Series Fa		884,894	$22,361,271

OFFICE	0.4%
Brookfield Property Partners LP, 5.75%, Series Aa		1,225,318	30,596,190
Brookfield Property Partners LP, 6.375%, Series A2[a]		527,135	13,863,651
Vornado Realty Trust, 5.25%, Series Na		480,000	12,950,400

			57,410,241

SELF STORAGE	0.1%
Public Storage, 4.00%, Series Pa		250,000	6,320,000

SHOPPING CENTERS—COMMUNITY CENTER	0.1%
SITE Centers Corp., 6.375%, Series Aa		518,799	13,966,069

TOTAL REAL ESTATE			107,455,311

UTILITIES	0.3%
NiSource, Inc., 6.50% to 3/15/24, Series Ba,c		766,307	21,962,358
Sempra Energy, 5.75%, due 7/1/79		617,662	16,991,882

			38,954,240

UTILITIES—FOREIGN	0.3%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)[c]		543,826	15,281,511
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)[c]		847,399	23,642,432

			38,923,943

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,654,482,922)			1,755,370,056

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	83.0%
BANKS	22.1%
Ally Financial, Inc., 4.70% to 5/15/26, Series Ba,c		$49,833,000	51,736,621
Ally Financial, Inc., 4.70% to 5/15/28, Series Ca,c		85,120,000	86,422,336
Bank of America Corp., 5.875% to 3/15/28, Series FFa,c		86,637,000	99,269,541
Bank of America Corp., 6.10% to 3/17/25, Series AAa,c		128,231,000	144,075,864
Bank of America Corp., 6.25% to 9/5/24, Series Xa,c		133,757,000	148,052,279
Bank of America Corp., 6.50% to 10/23/24, Series Za,c		46,455,000	52,726,425
Bank of America Corp., 8.05%, due 6/15/27, Series B		3,000,000	3,885,620

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value
Bank of New York Mellon Corp./The, 3.70% to 3/20/26, Series Ha,c	$15,646,000		$16,350,070
Bank of New York Mellon Corp./The, 4.70% to 9/20/25, Series Ga,c	16,394,000		17,930,938
Capital One Financial Corp., 3.95% to 9/1/26, Series Ma,c	41,716,000		42,706,755
Citigroup Capital III, 7.625%, due 12/1/36	4,800,000		7,151,774
Citigroup, Inc., 3.875% to 2/18/26[a,c]	136,495,000		139,736,756
Citigroup, Inc., 4.00% to 12/10/25, Series Wa,c	31,834,000		32,987,983
Citigroup, Inc., 5.00% to 9/12/24, Series Ua,c	47,060,000		49,370,646
Citigroup, Inc., 5.90% to 2/15/23[a,c]	49,064,000		51,908,731
Citigroup, Inc., 5.95% to 1/30/23[a,c]	41,552,000		43,711,873
Citigroup, Inc., 5.95% to 5/15/25, Series Pa,c	81,574,000		89,482,599
Citigroup, Inc., 6.25% to 8/15/26, Series Ta,c	64,233,000		75,214,916
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series Fa,c	23,341,000		25,850,158
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series Ca,c	11,019,000		11,735,235
CoBank ACB, 6.125%, Series Ga	175,200	†	18,045,600
CoBank ACB, 6.20% to 1/1/25, Series Ha,c	103,600	†	11,577,300
CoBank ACB, 6.25% to 10/1/22, Series Fa,c	351,150	†	37,221,900
CoBank ACB, 6.25% to 10/1/26, Series Ia,c	38,329,000		42,928,480
Comerica, Inc., 5.625% to 7/1/25[a,c]	26,543,000		29,462,730
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144Ad	12,113,945		17,383,511
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144Aa,c,d	38,550,000		41,874,937
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144Aa,c,d	275,700	†	29,913,450
Goldman Sachs Group, Inc./The, 3.80% to 5/10/26, Series Ta,c	25,270,000		25,782,981
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Qa,c	15,380,000		16,908,926
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series Ga,c	54,665,000		58,491,550
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series Fa,c	25,461,000		29,662,065
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KKa,c	95,420,000		95,672,863
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HHa,c	30,276,000		31,412,864
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FFa,c	65,256,000		69,013,114

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Principal Amount	Value
JPMorgan Chase & Co., 6.00% to 8/1/23, Series Ra,c		$15,839,000	$16,848,736
JPMorgan Chase & Co., 6.10% to 10/1/24, Series Xa,c		105,129,000	115,050,549
JPMorgan Chase & Co., 6.125% to 4/30/24, Series Ua,c		45,102,000	48,890,568
JPMorgan Chase & Co., 6.75% to 2/1/24, Series Sa,c		104,930,000	116,417,212
Regions Financial Corp., 5.75% to 6/15/25, Series Da,c		13,340,000	14,940,800
SVB Financial Group, 4.00% to 5/15/26, Series Ca,c		78,219,000	79,806,846
Truist Financial Corp., 4.80% to 9/1/24, Series Na,c		33,901,000	35,638,426
Truist Financial Corp., 4.95% to 9/1/25, Series Pa,c		43,802,000	48,226,002
Truist Financial Corp., 5.10% to 3/1/30, Series Qa,c		46,742,000	52,643,177
Truist Financial Corp., 5.125% to 12/15/27, Series Ma,c		42,982,000	46,205,650
Wells Fargo & Co., 3.90% to 3/15/26, Series BBa,c		212,158,000	219,779,776
Wells Fargo & Co., 5.875% to 6/15/25, Series Ua,c		52,618,000	59,058,969
Wells Fargo & Co., 5.90% to 6/15/24, Series Sa,c		15,355,000	16,554,609
Wells Fargo & Co., 5.95%, due 12/1/86		41,433,000	57,073,465
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		5,055,000	6,972,909

			2,679,767,085

BANKS—FOREIGN	28.9%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)[a,c,e,f]		18,200,000	23,039,634
Abanca Corp. Bancaria SA, 7.50% to 10/2/23 (Spain)[a,c,e,f]		8,600,000	11,111,887
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)[a,c,d,f]		19,530,000	22,976,361
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)[a,c,f]		36,600,000	39,894,000
Banco BPM SpA, 6.125% to 1/21/25 (Italy)[a,c,e,f]		13,790,000	17,425,608
Banco BPM SpA, 6.50% to 1/19/26 (Italy)[a,c,e,f]		10,200,000	13,258,483
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)[a,c,e,f]		21,400,000	26,869,390
Banco de Sabadell SA, 6.50% to 5/18/22 (Spain)[a,c,e,f]		7,000,000	8,546,187
Banco Santander SA, 4.75% to 11/12/26 (Spain)[a,c,f]		82,000,000	83,189,000
Banco Santander SA, 7.50% to 2/8/24 (Spain)[a,c,e,f]		25,800,000	28,488,541
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)[a,c,d]		56,838,000	61,280,456
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)[a,c,e,f]		17,940,000	23,700,852
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)[a,c,e,f]		25,800,000	36,214,004

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Bank of Montreal, 4.30% to 10/26/25, due 11/26/80 (Canada)[c]	$27,400,000	$23,334,429
Bank of Montreal, 4.80% to 8/25/24 (Canada)[a,c]	19,000,000	20,478,675
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)[a,c]	55,295,000	60,824,500
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)[a,c,f]	41,870,000	46,449,322
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)[a,c,f]	18,400,000	29,143,364
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)[a,c,e,f]	13,909,000	20,804,461
Barclays PLC, 7.75% to 9/15/23 (United Kingdom)[a,c,f]	13,400,000	14,756,750
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)[a,c,e,f]	34,172,000	35,684,111
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)[a,c,f]	50,390,000	57,350,119
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)[a,c,d,f]	49,904,000	54,855,475
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)[a,c,d,f]	20,180,000	20,872,578
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)[a,c,d,f]	42,500,000	51,069,063
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)[a,c,d]	18,971,000	20,275,256
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)[a,c,d,f]	82,592,000	96,328,289
Commerzbank AG, 4.25% to 10/9/27 (Germany)[a,c,e,f]	28,200,000	33,948,353
Commerzbank AG, 6.125% to 10/9/25 (Germany)[a,c,e,f]	14,600,000	19,128,807
Commerzbank AG, 7.00% to 4/9/25 (Germany)[a,c,e,f]	18,200,000	19,817,325
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)[a,c,d,f]	58,837,000	65,938,332
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)[a,c,d,f]	52,030,000	58,924,131
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)[a,c,d,f]	40,300,000	49,099,948
Credit Suisse Group AG, 4.50% to 9/3/30, 144A (Switzerland)[a,c,d,f]	12,600,000	12,535,740
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)[a,c,d,f]	51,540,000	54,632,400
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)[a,c,d,f]	63,300,000	70,608,935
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)[a,c,e,f]	74,143,000	77,423,086
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)[a,c,d,f]	60,212,000	68,111,513

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)[a,c,d,f]	$103,201,000	$112,489,090
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)[a,c,d,f]	31,224,000	34,706,881
Danske Bank A/S, 4.375% to 5/18/26 (Denmark)[a,c,e,f]	31,000,000	31,368,125
Deutsche Bank AG, 4.789% to 4/30/25 (Germany)[a,c,e,f]	17,400,000	17,465,250
Deutsche Bank AG, 6.00% to 10/30/25 (Germany)[a,c,f]	16,400,000	17,404,500
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)[a,c,f]	19,600,000	21,877,520
Deutsche Pfandbriefbank AG, 5.75% to 4/28/23, Series 3529 (Germany)[a,c,e,f]	7,800,000	9,655,800
DNB Bank ASA, 6.50% to 3/26/22 (Norway)[a,c,e,f]	24,040,000	24,948,952
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)[a,c,d]	23,856,000	39,551,817
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)[a,c,f]	19,800,000	20,592,000
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)[a,c,f]	21,500,000	23,918,750
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)[a,c,f]	13,800,000	15,281,430
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)[a,c,f]	65,234,000	72,812,560
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)[a,c,f]	35,437,000	40,708,431
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)[a,c,e,f]	8,400,000	8,793,750
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)[a,c,f]	28,800,000	31,922,928
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)[a,c,f]	39,521,000	44,152,861
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)[a,c,e,f]	29,400,000	32,487,176
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)[a,c,e,f]	28,700,000	29,892,973
Intesa Sanpaolo SpA, 5.50% to 3/1/28, Series EMTN (Italy)[a,c,e,f]	22,959,000	30,014,060
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)[a,c,d,f]	40,000,000	45,924,800
Intesa Sanpaolo SpA, 7.75% to 1/11/27 (Italy)[a,c,e,f]	10,000,000	14,547,174
Lloyds Banking Group PLC, 6.413% to 10/1/35, 144A (United Kingdom)[a,c,d]	22,700,000	30,815,250
Lloyds Banking Group PLC, 6.657% to 5/21/37, 144A (United Kingdom)[a,c,d]	22,601,000	31,733,047

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Lloyds Banking Group PLC, 6.75% to 6/27/26 (United Kingdom)[a,c,f]	$21,272,000	$24,480,562
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)[a,c,f]	44,761,000	51,036,492
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)[a,c,f]	42,760,000	50,136,100
Natwest Group PLC, 4.60% to 6/28/31 (United Kingdom)[a,c,f]	38,200,000	38,475,040
Natwest Group PLC, 5.125% to 5/12/27 (United Kingdom)[a,c,f]	7,600,000	11,345,043
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)[a,c,f]	19,200,000	21,447,936
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)[a,c,f]	56,000,000	66,406,480
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)[a,c,d,f]	47,400,000	54,401,691
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)[a,c,e,f]	16,000,000	18,688,750
Royal Bank of Canada, 3.65% to 10/24/26, due 11/24/81 (Canada)[c]	33,200,000	26,812,830
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)[c]	47,000,000	40,367,449
Societe Generale SA, 4.75% to 5/26/26, 144A (France)[a,c,d,f]	27,400,000	28,461,750
Societe Generale SA, 5.375% to 11/18/30, 144A (France)[a,c,d,f]	31,800,000	33,747,750
Societe Generale SA, 6.75% to 4/6/28, 144A (France)[a,c,d,f]	61,771,000	70,071,787
Societe Generale SA, 7.375% to 9/13/21, 144A (France)[a,c,d,f]	32,000,000	32,365,760
Societe Generale SA, 7.875% to 12/18/23, 144A (France)[a,c,d,f]	62,800,000	70,356,096
Societe Generale SA, 8.00% to 9/29/25, 144A (France)[a,c,d,f]	64,667,000	76,185,809
Standard Chartered PLC, 4.75% to 1/14/31, 144A (United Kingdom)[a,c,d,f]	17,400,000	17,914,953
Standard Chartered PLC, 7.014% to 7/30/37, 144A (United Kingdom)[a,c,d]	20,200,000	27,724,500

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Principal Amount	Value
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)[a,c,d,f]		$58,726,000	$61,323,451
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)[a,c,d,f]		53,666,000	58,640,302
Stichting AK Rabobank Certificaten, 2.188% (Netherlands)[a,e]		29,373,125	46,975,517
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)[a,c,e,f]		10,200,000	10,823,985
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)[a,c,e,f]		51,600,000	54,666,330
UBS Group AG, 6.875% to 8/7/25 (Switzerland)[a,c,e,f]		64,515,000	73,611,292
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)[a,c,d,f]		62,400,000	68,761,368
UBS Group AG, 7.00% to 2/19/25 (Switzerland)[a,c,e,f]		9,200,000	10,635,200
UniCredit SpA, 4.50% to 12/3/27 (Italy)[a,c,e,f]		27,000,000	32,007,890
UniCredit SpA, 7.50% to 6/3/26 (Italy)[a,c,e,f]		19,300,000	27,194,539
UniCredit SpA, 8.00% to 6/3/24 (Italy)[a,c,e,f]		37,495,000	41,826,835

			3,508,347,977

ELECTRIC	2.7%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series Aa,c		14,724,000	15,653,453
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50[c]		28,503,000	31,834,288
Dominion Energy, Inc., 4.65% to 12/15/24, Series Ba,c		26,847,000	28,592,055
Duke Energy Corp., 4.875% to 9/16/24[a,c]		33,389,000	35,559,285
Sempra Energy, 4.875% to 10/15/25[a,c]		89,821,000	97,680,337
Southern California Edison Co., 6.25% to 2/1/22, Series Ea,c		16,991,000	17,297,857
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-Ac		56,898,000	57,333,270
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series Bc		39,720,000	42,103,200

			326,053,745

ELECTRIC—FOREIGN	0.6%
Electricite de France SA, 2.625% to 12/1/27 (France)[a,c,e]		28,800,000	34,388,651
Electricite de France SA, 2.875% to 12/15/26 (France)[a,c,e]		5,000,000	6,122,822

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Principal Amount	Value
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)[a,c,e]		$15,900,000	$21,210,106
Electricite de France SA, 5.625% to 1/22/24, 144A (France)[a,c,d]		6,152,000	6,636,470

			68,358,049

ENERGY	0.3%
Energy Transfer LP, 6.50% to 11/15/26, Series Ha,c		36,640,000	37,446,080

FINANCIAL	3.9%
CREDIT CARD	0.1%
Discover Financial Services, 6.125% to 6/23/25, Series Da,c		12,865,000	14,485,347

DIVERSIFIED FINANCIAL SERVICES	1.0%
Aircastle Ltd., 5.25% to 6/15/26, 144Aa,c,d		19,860,000	20,108,250
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144Ac,d		18,444,000	19,181,760
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144Ac,d		21,660,000	21,714,150
Depository Trust & Clearing Corp./The, 3.375% to 6/20/26, Series D, 144Aa,c,d		27,250,000	27,743,907
ILFC E-Capital Trust II, 3.91% to 8/2/21, due 12/21/65, 144Ac,d		31,235,000	26,691,869

			115,439,936

INVESTMENT BANKER/BROKER	2.8%
Charles Schwab Corp./The, 4.00% to 12/1/30, Series Ha,c		55,644,000	56,993,367
Charles Schwab Corp./The, 4.00% to 6/1/26, Series Ia,c		174,815,000	182,681,675
Charles Schwab Corp./The, 5.375% to 6/1/25, Series Ga,c		91,818,000	101,715,980

			341,391,022

TOTAL FINANCIAL			471,316,305

FOOD	0.2%
Land O’ Lakes, Inc., 7.00%, 144Aa,d		4,075,000	4,222,719
Land O’ Lakes, Inc., 7.25%, 144Aa,d		15,285,000	16,258,807

			20,481,526

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Principal Amount	Value
INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.2%
General Electric Co., 3.449% (3 Month US LIBOR + 3.33%), Series D (FRN)[a,b]		$27,009,000	$26,502,581

INSURANCE	14.3%
LIFE/HEALTH INSURANCE	4.6%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series Ba,c		48,630,000	53,006,700
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)[d]		68,080,000	94,971,600
MetLife, Inc., 5.875% to 3/15/28, Series Da,c		13,977,000	16,182,431
MetLife, Inc., 9.25%, due 4/8/68, 144Ad		49,077,000	74,490,505
MetLife, Inc., 10.75%, due 8/1/39		21,193,000	36,706,684
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44[c]		41,014,000	44,060,633
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45[c]		30,965,000	34,361,688
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43[c]		75,208,000	80,745,314
SBL Holdings, Inc., 6.50% to 11/13/26, 144Aa,c,d		45,500,000	45,329,375
SBL Holdings, Inc., 7.00% to 5/13/25, 144Aa,c,d		40,295,000	40,748,319
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53[c]		40,061,000	42,935,176

			563,538,425

LIFE/HEALTH INSURANCE—FOREIGN	3.5%
Dai-ichi Life Insurance Co., Ltd./The, 4.00% to 7/24/26, 144A (Japan)[a,c,d]		29,544,000	32,018,310
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)[a,c,d]		39,345,000	43,525,406
Dai-ichi Life Insurance Co., Ltd./The, 7.25% to 7/25/21, 144A (Japan)[a,c,d]		44,533,000	44,822,465
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)[a,c,e]		12,000,000	13,371,000
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)[a,c,e]		21,419,000	23,812,573
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)[a,c,d]		24,000,000	25,141,926
Legal & General Group PLC, 5.625% to 3/24/31 (United Kingdom)[a,c,e,f]		23,700,000	36,820,929
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)[c,d]		9,613,000	10,900,662

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Principal Amount	Value
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)[c,d]		$16,300,000	$18,080,694
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)[c,d]		50,605,000	55,880,318
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)[a,c,e,f]		29,700,000	31,682,356
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)[a,c,e,f]		17,000,000	27,105,268
Sumitomo Life Insurance Co., 3.375% to 4/15/31, due 4/15/81, 144A (Japan)[c,d]		29,500,000	30,436,625
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)[c,d]		31,250,000	34,663,906

			428,262,438

MULTI-LINE	1.2%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9[c]		24,868,000	28,526,124
American International Group, Inc., 8.175% to 5/15/38, due 5/15/68[c]		56,582,000	82,027,104
Hartford Financial Services Group, Inc./The, 2.281% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)[b,d]		35,950,000	34,763,628

			145,316,856

MULTI-LINE—FOREIGN	1.0%
AXA SA, 6.379% to 12/14/36, 144A (France)[a,c,d]		31,802,000	44,248,190
AXA SA, 8.60%, due 12/15/30 (France)		8,072,000	12,275,374
CNP Assurances, 4.875% to 4/7/31 (France)[a,c,e,f]		31,600,000	33,229,359
UnipolSai Assicurazioni SpA, 6.375% to 4/27/30 (Italy)[a,c,e,f]		19,000,000	25,983,550

			115,736,473

PROPERTY CASUALTY	1.3%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48[c]		37,900,000	43,864,323
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40[c]		38,512,000	40,919,000
Markel Corp., 6.00% to 6/1/25[a,c]		35,800,000	40,051,250
PartnerRe Finance B LLC, 4.50% to 4/1/30, due 10/1/50[c]		26,170,000	27,413,075

			152,247,648

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Principal Amount	Value
PROPERTY CASUALTY—FOREIGN	2.0%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)[a,c,e]		$41,800,000	$44,251,152
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)[a,c,e,f]		24,570,000	33,522,609
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)[c,e]		38,800,000	41,734,250
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)[a,c,d]		31,300,000	34,242,200
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)[c,e]		46,275,000	51,453,235
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)[c,e]		29,658,000	33,827,173

			239,030,619

REINSURANCE	0.7%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40[c]		32,320,000	34,312,528
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144Ac,d		50,100,000	50,222,244

			84,534,772

TOTAL INSURANCE			1,728,667,231

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.6%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)[c]		46,260,000	46,248,435
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)[c]		22,014,000	26,691,707

			72,940,142

OIL & GAS—FOREIGN	1.9%
BP Capital Markets PLC, 4.25% to 3/22/27 (United Kingdom)[a,c,e]		11,600,000	17,046,569
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)[a,c]		55,054,000	58,770,145
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)[a,c]		144,458,000	158,976,029

			234,792,743

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Principal Amount	Value
PIPELINES	0.1%
Energy Transfer LP, 7.125% to 5/15/30, Series Ga,c		$11,574,000	$11,979,090

PIPELINES—FOREIGN	3.7%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)[c]		91,131,000	101,838,893
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)[c]		64,701,000	71,818,110
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)[c]		57,519,000	62,867,512
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)[c]		80,613,000	88,170,469
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)[c]		9,857,000	10,694,845
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)[c]		104,305,000	116,560,837

			451,950,666

REAL ESTATE—RETAIL—FOREIGN	1.0%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)[c,d]		63,100,000	67,438,125
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)[c,d]		53,700,000	57,324,750

			124,762,875

UTILITIES	2.5%
ELECTRIC UTILITIES	0.6%
Edison International, 5.375% to 3/15/26, Series Aa,c		57,760,000	58,326,048
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79[c]		19,043,000	22,176,108

			80,502,156

ELECTRIC UTILITIES—FOREIGN	1.6%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)[c]		114,553,000	134,370,096
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)[c,d]		52,250,000	60,815,081

			195,185,177

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

		Principal Amount	Value
GAS UTILITIES	0.3%
South Jersey Industries, Inc., 5.02%, due 4/15/31		$30,500,000	$32,332,915

TOTAL UTILITIES			308,020,248

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$9,511,888,874)			10,071,386,343

CORPORATE BONDS—REAL ESTATE	0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, due 5/15/26, 144Ad		7,480,000	7,873,336

TOTAL CORPORATE BONDS (Identified cost—$7,480,000)			7,873,336

		Shares
SHORT-TERM INVESTMENTS	1.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%[g]		216,108,411	216,108,411

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$216,108,411)			216,108,411

PURCHASED OPTION CONTRACTS (Premiums paid—$10,866,642)	0.0%		1,847,348

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$11,400,826,849)	99.4%		12,052,585,494
WRITTEN OPTION CONTRACTS	(0.0)		(659,758)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		76,086,426

NET ASSETS	100.0%		$12,128,012,162

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

Over-the-Counter Option Contracts

Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount[h]	Premiums Paid	Value
Option to receive 3-month LIBOR Quarterly, Pay 1.75% Semiannually, maturing 9/21/31	Goldman Sachs International	1.75%	9/17/21	$321,199,000	$6,390,867	$1,265,203

Equity Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount[i]	Premiums Paid	Value
Put—iShares iBoxx Investment Grade Corporate Bond ETF	Goldman Sachs International	$128.00	9/17/21	10,785	$144,907,260	$4,475,775	$582,145

Written Options:

Interest Rate Swaptions

Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount[h]	Premiums Received	Value
Option to pay 3-month LIBOR Quarterly, Receive 2.00% Semiannually, maturing 9/21/31	Goldman Sachs International	2.00%	9/17/21	$(321,199,000)	$(3,725,246)	$(452,248)

Equity Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount[i]	Premiums Received	Value
Put—iShares iBoxx Investment Grade Corporate Bond ETF	Goldman Sachs International	$121.00	9/17/21	(10,785)	$(144,907,260)	$(1,864,834)	$(207,510)

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	28,592,175	USD	34,020,342	7/2/21	$117,167
Brown Brothers Harriman	EUR	19,215,931	USD	23,261,077	7/2/21	475,784
Brown Brothers Harriman	EUR	360,792,217	USD	440,433,491	7/2/21	12,624,073
Brown Brothers Harriman	GBP	120,860,425	USD	171,608,509	7/2/21	4,422,286
Brown Brothers Harriman	USD	484,121,921	EUR	408,600,323	7/2/21	375,965
Brown Brothers Harriman	USD	11,681,608	GBP	8,244,384	7/2/21	(277,152)
Brown Brothers Harriman	USD	7,704,480	GBP	5,513,873	7/2/21	(77,139)
Brown Brothers Harriman	USD	147,832,051	GBP	107,102,168	7/2/21	322,375
Brown Brothers Harriman	CAD	31,471,717	USD	25,968,049	7/6/21	579,559
Brown Brothers Harriman	CAD	93,640,313	USD	77,486,026	7/6/21	1,945,625
Brown Brothers Harriman	USD	10,351,106	CAD	12,559,463	7/6/21	(219,285)
Brown Brothers Harriman	USD	90,729,420	CAD	112,552,567	7/6/21	67,650
Brown Brothers Harriman	EUR	409,783,891	USD	485,804,950	8/3/21	(417,300)
Brown Brothers Harriman	GBP	107,614,253	USD	148,538,339	8/3/21	(338,652)
Brown Brothers Harriman	CAD	112,546,493	USD	90,716,479	8/4/21	(74,596)
						$19,526,360

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
[a]	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

[b]	Variable rate. Rate shown is in effect at June 30, 2021.
[c]	Security converts to floating rate after the indicated fixed-rate coupon period.
[d]

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $2,742,352,074 which represents 22.6% of the net assets of the Fund, of which 0.0% are illiquid.

[e]

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,386,625,929 which represents 11.4% of the net assets of the Fund, of which 0.0% are illiquid.

[f]

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $3,266,518,322 or 26.9% of the net assets of the Fund.

[g]	Rate quoted represents the annualized seven-day yield.
[h]	Represents the notional amount of the underlying swap contract.
[i]	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2021 (Unaudited)

Country Summary	% of Net Assets
United States	51.2
United Kingdom	11.2
Canada	7.5
France	7.3
Switzerland	4.8
Italy	2.5
Japan	2.5
Netherlands	2.5
Australia	2.2
Spain	1.8
Germany	1.1
Sweden	0.5
Hong Kong	0.5
Ireland	0.5
Other (includes short-term investments)	3.9

100.0%

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$11,400,826,849)	$12,052,585,494
Cash	2,882,658
Foreign currency, at value (Identified cost—$3,458,820)	3,402,562
Receivable for:
Dividends and interest	113,403,779
Fund shares sold	55,106,628
Investment securities sold	46,556,530
Unrealized appreciation on forward foreign currency exchange contracts	20,930,484
Other assets	93,517

Total Assets	12,294,961,652

LIABILITIES:
Written option contracts, at value (Premiums received—$5,590,080)	659,758
Unrealized depreciation on forward foreign currency exchange contracts	1,404,124
Payable for:
Investment securities purchased	120,871,794
Fund shares redeemed	21,348,705
Dividends declared	11,591,088
Investment advisory fees	6,724,257
Cash collateral received for over-the-counter option contracts	1,430,000
Shareholder servicing fees	1,311,156
Administration fees	490,380
Distribution fees	38,404
Directors’ fees	1,416
Other liabilities	1,078,408

Total Liabilities	166,949,490

NET ASSETS	$12,128,012,162

NET ASSETS consist of:
Paid-in capital	$11,365,555,790
Total distributable earnings/(accumulated loss)	762,456,372

$12,128,012,162

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED  SECURITIES AND  INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2021 (Unaudited)

CLASS A SHARES:
NET ASSETS	$1,192,487,650
Shares issued and outstanding ($0.001 par value common stock outstanding)	82,739,960

Net asset value and redemption price per share	$14.41

Maximum offering price per share ($14.41 ÷ 0.9625)[a]	$14.97

CLASS C SHARES:
NET ASSETS	$533,797,021
Shares issued and outstanding ($0.001 par value common stock outstanding)	37,271,533

Net asset value and offering price per share[b]	$14.32

CLASS F SHARES:
NET ASSETS	$1,386,734,770
Shares issued and outstanding ($0.001 par value common stock outstanding)	95,996,023

Net asset value, offering and redemption price per share	$14.45

CLASS I SHARES:
NET ASSETS	$8,936,523,860
Shares issued and outstanding ($0.001 par value common stock outstanding)	618,508,235

Net asset value, offering and redemption price per share	$14.45

CLASS R SHARES:
NET ASSETS	$2,521,645
Shares issued and outstanding ($0.001 par value common stock outstanding)	174,734

Net asset value, offering and redemption price per share	$14.43

CLASS Z SHARES:
NET ASSETS	$75,947,216
Shares issued and outstanding ($0.001 par value common stock outstanding)	5,255,304

Net asset value, offering and redemption price per share	$14.45

[a]	On investments of $100,000 or more, the offering price is reduced.
[b]	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Interest income	$210,440,620
Dividend income	52,299,160

Total Investment Income	262,739,780

Expenses:
Investment advisory fees	39,087,354
Distribution fees—Class A	1,417,855
Distribution fees—Class C	2,038,757
Distribution fees—Class R	6,452
Shareholder servicing fees—Class A	567,142
Shareholder servicing fees—Class C	679,586
Shareholder servicing fees—Class I	2,578,035
Administration fees	3,201,165
Transfer agent fees and expenses	601,237
Directors’ fees and expenses	216,985
Shareholder reporting expenses	215,914
Registration and filing fees	211,128
Custodian fees and expenses	82,397
Professional fees	46,733
Miscellaneous	125,805

Total Expenses	51,076,545

Net Investment Income (Loss)	211,663,235

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	155,595,201
Written option contracts	423,342
Forward foreign currency exchange contracts	(22,276,694)
Foreign currency transactions	173,984

Net realized gain (loss)	133,915,833

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(78,074,513)
Written option contracts	4,930,322
Forward foreign currency exchange contracts	33,719,836
Foreign currency translations	(426,836)

Net change in unrealized appreciation (depreciation)	(39,851,191)

Net Realized and Unrealized Gain (Loss)	94,064,642

Net Increase (Decrease) in Net Assets Resulting from Operations	$305,727,877

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
Change in Net Assets:
From Operations:
Net investment income (loss)	$211,663,235	$380,983,678
Net realized gain (loss)	133,915,833	22,369,747
Net change in unrealized appreciation (depreciation)	(39,851,191)	248,961,443

Net increase (decrease) in net assets resulting from operations	305,727,877	652,314,868

Distributions to Shareholders:
Class A	(26,078,927)	(38,864,239)
Class C	(10,634,639)	(21,215,153)
Class F	(33,170,975)	(58,635,943)
Class I	(201,714,756)	(284,978,578)
Class R	(56,343)	(100,662)
Class Z	(1,842,339)	(1,697,339)
Tax Return of Capital to Shareholders:
Class A	—	(9,397,785)
Class C	—	(6,309,422)
Class F	—	(12,871,399)
Class I	—	(64,828,992)
Class R	—	(25,678)
Class Z	—	(344,446)

Total distributions	(273,497,979)	(499,269,636)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	835,302,571	2,224,997,471

Total increase (decrease) in net assets	867,532,469	2,378,042,703
Net Assets:
Beginning of period	11,260,479,693	8,882,436,990

End of period	$12,128,012,162	$11,260,479,693

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended June 30, 2021	For the Year Ended December 31,
Per Share Operating Data:		2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.38	$14.26	$12.75	$14.14	$13.41	$13.57

Income (loss) from investment operations:

Net investment income (loss)[a]	0.25	0.54	0.59	0.59	0.60	0.62
Net realized and unrealized gain (loss)	0.10	0.29	1.63	(1.27)	0.86	(0.05)

Total from investment operations	0.35	0.83	2.22	(0.68)	1.46	0.57

Less dividends and distributions to shareholders from:

Net investment income	(0.32)	(0.56)	(0.60)	(0.65)	(0.65)	(0.62)
Net realized gain	—	(0.01)	(0.06)	(0.04)	(0.08)	(0.10)
Tax return of capital	—	(0.14)	(0.05)	(0.02)	—	(0.01)

Total dividends and distributions to shareholders	(0.32)	(0.71)	(0.71)	(0.71)	(0.73)	(0.73)

Net increase (decrease) in net asset value	0.03	0.12	1.51	(1.39)	0.73	(0.16)

Net asset value, end of period	$14.41	$14.38	$14.26	$12.75	$14.14	$13.41

Total return[b,c]	2.51%[d]	6.17%	17.75%	–4.96%	11.04%	4.23%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$1,192.5	$1,110.5	$888.8	$661.8	$981.8	$926.0

Ratios to average daily net assets:

Expenses	1.12%[e]	1.14%	1.14%	1.15%	1.16%	1.18%

Net investment income (loss)	3.50%[e]	3.89%	4.29%	4.31%	4.24%	4.56%

Portfolio turnover rate	27%[d]	49%	47%	51%	36%	51%

[a]	Calculation based on average shares outstanding.
[b]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[c]	Does not reflect sales charges, which would reduce return.
[d]	Not annualized.
[e]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended June 30, 2021	For the Year Ended December 31,
Per Share Operating Data:		2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.29	$14.17	$12.68	$14.06	$13.34	$13.50

Income (loss) from investment operations:

Net investment income (loss)[a]	0.20	0.44	0.50	0.50	0.50	0.53
Net realized and unrealized gain (loss)	0.11	0.29	1.61	(1.26)	0.85	(0.05)

Total from investment operations	0.31	0.73	2.11	(0.76)	1.35	0.48

Less dividends and distributions to shareholders from:

Net investment income	(0.28)	(0.46)	(0.51)	(0.56)	(0.55)	(0.53)
Net realized gain	—	(0.01)	(0.06)	(0.04)	(0.08)	(0.10)
Tax return of capital	—	(0.14)	(0.05)	(0.02)	—	(0.01)

Total dividends and distributions to shareholders	(0.28)	(0.61)	(0.62)	(0.62)	(0.63)	(0.64)

Net increase (decrease) in net asset value	0.03	0.12	1.49	(1.38)	0.72	(0.16)

Net asset value, end of period	$14.32	$14.29	$14.17	$12.68	$14.06	$13.34

Total return[b,c]	2.19%[d]	5.51%	16.93%	–5.54%	10.30%	3.60%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$533.8	$561.8	$702.7	$650.9	$838.1	$857.0

Ratios to average daily net assets:

Expenses	1.77%[e]	1.79%	1.79%	1.80%	1.81%	1.83%

Net investment income (loss)	2.84%[e]	3.24%	3.64%	3.68%	3.59%	3.91%

Portfolio turnover rate	27%[d]	49%	47%	51%	36%	51%

[a]	Calculation based on average shares outstanding.
[b]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[c]	Does not reflect sales charges, which would reduce return.
[d]	Not annualized.
[e]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class F
	For the Six Months Ended June 30, 2021	For the Year Ended December 31,			For the Period October 1, 2017[a] through December 31, 2017
Per Share Operating Data:		2020	2019	2018
Net asset value, beginning of period	$14.41	$14.28	$12.77	$14.16	$13.82

Income (loss) from investment operations:

Net investment income (loss)[b]	0.27	0.59	0.64	0.64	0.53
Net realized and unrealized gain (loss)	0.12	0.29	1.63	(1.27)	0.40

Total from investment operations	0.39	0.88	2.27	(0.63)	0.93

Less dividends and distributions to shareholders from:

Net investment income	(0.35)	(0.60)	(0.65)	(0.70)	(0.51)
Net realized gain	—	(0.01)	(0.06)	(0.04)	(0.08)
Tax return of capital	—	(0.14)	(0.05)	(0.02)	—

Total dividends and distributions to shareholders	(0.35)	(0.75)	(0.76)	(0.76)	(0.59)

Net increase (decrease) in net asset value	0.04	0.13	1.51	(1.39)	0.34

Net asset value, end of period	$14.45	$14.41	$14.28	$12.77	$14.16

Total return[c]	2.75%[d]	6.60%	18.12%	–4.62%	6.79%[d]

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$1,386.7	$1,509.9	$888.2	$560.0	$616.5

Ratios to average daily net assets:

Expenses	0.77%[e]	0.79%	0.79%	0.80%	0.81%[e]

Net investment income (loss)	3.83%[e]	4.27%	4.64%	4.71%	5.20%[e]

Portfolio turnover rate	27%[d]	49%	47%	51%	36%[d]

[a]	Inception date.
[b]	Calculation based on average shares outstanding.
[c]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[d]	Not annualized.
[e]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended June 30, 2021	For the Year Ended December 31,
Per Share Operating Data:		2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.41	$14.29	$12.78	$14.17	$13.44	$13.60

Income (loss) from investment operations:

Net investment income (loss)[a]	0.27	0.58	0.63	0.63	0.64	0.67
Net realized and unrealized gain (loss)	0.12	0.29	1.63	(1.27)	0.86	(0.06)

Total from investment operations	0.39	0.87	2.26	(0.64)	1.50	0.61

Less dividends and distributions to shareholders from:

Net investment income	(0.35)	(0.60)	(0.64)	(0.69)	(0.69)	(0.66)
Net realized gain	—	(0.01)	(0.06)	(0.04)	(0.08)	(0.10)
Tax return of capital	—	(0.14)	(0.05)	(0.02)	—	(0.01)

Total dividends and distributions to shareholders	(0.35)	(0.75)	(0.75)	(0.75)	(0.77)	(0.77)

Net increase (decrease) in net asset value	0.04	0.12	1.51	(1.39)	0.73	(0.16)

Net asset value, end of period	$14.45	$14.41	$14.29	$12.78	$14.17	$13.44

Total return[b]	2.72%[c]	6.46%	18.05%	–4.66%	11.37%	4.58%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$8,936.5	$7,992.3	$6,389.4	$3,840.0	$5,466.7	$4,525.8

Ratios to average daily net assets:

Expenses (before expense reduction)	0.83%[d]	0.85%	0.85%	0.86%	0.87%	0.88%

Expenses (net of expense reduction)	0.83%[d]	0.85%	0.85%	0.85%	0.85%	0.85%

Net investment income (loss) (before expense reduction)	3.79%[d]	4.18%	4.60%	4.61%	4.53%	4.86%

Net investment income (loss) (net of expense reduction)	3.79%[d]	4.18%	4.60%	4.62%	4.55%	4.89%

Portfolio turnover rate	27%[c]	49%	47%	51%	36%	51%

[a]	Calculation based on average shares outstanding.
[b]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[c]	Not annualized.
[d]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended June 30, 2021	For the Year Ended December 31,
Per Share Operating Data:		2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.40	$14.27	$12.77	$14.15	$13.42	$13.60

Income (loss) from investment operations:

Net investment income (loss)[a]	0.24	0.51	0.57	0.57	0.57	0.62
Net realized and unrealized gain (loss)	0.10	0.30	1.62	(1.26)	0.86	(0.08)

Total from investment operations	0.34	0.81	2.19	(0.69)	1.43	0.54

Less dividends and distributions to shareholders from:

Net investment income	(0.31)	(0.53)	(0.58)	(0.63)	(0.62)	(0.61)
Net realized gain	—	(0.01)	(0.06)	(0.04)	(0.08)	(0.10)
Tax return of capital	—	(0.14)	(0.05)	(0.02)	—	(0.01)

Total dividends and distributions to shareholders	(0.31)	(0.68)	(0.69)	(0.69)	(0.70)	(0.72)

Net increase (decrease) in net asset value	0.03	0.13	1.50	(1.38)	0.73	(0.18)

Net asset value, end of period	$14.43	$14.40	$14.27	$12.77	$14.15	$13.42

Total return[b]	2.42%[c]	6.08%	17.46%	–5.03%	10.86%	4.00%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$2,521.6	$2,862.1	$2,772.0	$2,320.8	$2,428.5	$4,094.7

Ratios to average daily net assets:

Expenses	1.27%[d]	1.29%	1.29%	1.30%	1.31%	1.33%

Net investment income (loss)	3.33%[d]	3.74%	4.15%	4.22%	4.09%	4.49%

Portfolio turnover rate	27%[c]	49%	47%	51%	36%	51%

[a]	Calculation based on average shares outstanding.
[b]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[c]	Not annualized.
[d]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended June 30, 2021	For the Year Ended December 31,
Per Share Operating Data:		2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.41	$14.29	$12.78	$14.16	$13.43	$13.59

Income (loss) from investment operations:

Net investment income (loss)[a]	0.27	0.60	0.65	0.64	0.66	0.69
Net realized and unrealized gain (loss)	0.12	0.27	1.62	(1.26)	0.84	(0.08)

Total from investment operations	0.39	0.87	2.27	(0.62)	1.50	0.61

Less dividends and distributions to shareholders from:

Net investment income	(0.35)	(0.60)	(0.65)	(0.70)	(0.69)	(0.66)
Net realized gain	—	(0.01)	(0.06)	(0.04)	(0.08)	(0.10)
Tax return of capital	—	(0.14)	(0.05)	(0.02)	—	(0.01)

Total dividends and distributions to shareholders	(0.35)	(0.75)	(0.76)	(0.76)	(0.77)	(0.77)

Net increase (decrease) in net asset value	0.04	0.12	1.51	(1.38)	0.73	(0.16)

Net asset value, end of period	$14.45	$14.41	$14.29	$12.78	$14.16	$13.43

Total return[b]	2.75%[c]	6.52%	18.11%	–4.55%	11.41%	4.59%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$75,947.2	$83,089.3	$10,582.9	$1,934.2	$862.2	$141.6

Ratios to average daily net assets:

Expenses	0.77%[d]	0.79%	0.79%	0.80%	0.81%	0.83%

Net investment income (loss)	3.83%[d]	4.32%	4.67%	4.76%	4.70%	5.07%

Portfolio turnover rate	27%[c]	49%	47%	51%	36%	51%

[a]	Calculation based on average shares outstanding.
[b]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[c]	Not annualized.
[d]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 22, 2010 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is to seek total return through high current income and capital appreciation. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic (ASC) 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—
$25 Par Value:
Electric	$182,720,937	$151,254,479	$31,466,458	$—
Financial	327,312,483	299,432,983	27,879,500	—
Other Industries	1,245,336,636	1,245,336,636	—	—
Preferred Securities—
Capital Securities	10,071,386,343	—	10,071,386,343	—
Corporate Bonds	7,873,336	—	7,873,336	—
Short-Term Investments	216,108,411	—	216,108,411	—
Purchased Option Contracts	1,847,348	—	1,847,348	—

Total Investments in Securities[a]	$12,052,585,494	$1,696,024,098	$10,356,561,396	$—

Forward Foreign Currency Exchange Contracts	$20,930,484	$—	$20,930,484	$—

Total Derivative Assets[a]	$20,930,484	$—	$20,930,484	$—

Written Option Contracts	$(659,758)	$—	$(659,758)	$—
Forward Foreign Currency Exchange Contracts	(1,404,124)	—	(1,404,124)	—

Total Derivative Liabilities[a]	$(2,063,882)	$—	$(2,063,882)	$—

[a]	Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any) currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaption Contracts: The Fund may write or purchase interest rate swaptions, which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2021, the investment advisor considers

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

it likely that a portion of the dividends will be reclassified to distributions from net realized gain and/or tax return of capital upon the final determination of the Fund’s taxable income after December 31, 2021, the Fund’s fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2021, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund up to $8.5 billion and 0.65% of such assets in excess of $8.5 billion.

For the six months ended June 30, 2021, and through June 30, 2023, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.20% for Class A shares, 1.85% for Class C shares, 0.85% for Class F shares, 0.85% for Class I shares, 1.35% for Class R shares and 0.85% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2021, the investment adviser did not waive and/or reimburse expenses.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended June 30, 2021, the Fund incurred $2,844,601 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a maximum CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2021, the Fund has been advised that the distributor received $96,196, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $14,520 and $29,430 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $29,554 for the six months ended June 30, 2021.

Other: The Fund is permitted to effect purchase and sale transactions with affiliated funds under procedures adopted by the Fund’s Board of Directors. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price as prescribed in the procedures. Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in such transactions through purchases of $4,176,266.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2021, totaled $3,973,677,828 and $2,996,949,537, respectively.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2021 and the effect of derivatives held during the six months ended June 30, 2021, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Equity Risk:
Purchased Option Contracts—Over-the-Counter	Investments in securities, at value	$582,145	—	$—
Written Option Contracts—Over-the-Counter	—	—	Written option contracts, at value	207,510
Foreign Exchange Risk:
Forward Foreign Currency Exchange Contracts[a]	Unrealized appreciation	20,930,484	Unrealized depreciation	1,404,124
Interest Rate Risk:
Purchased Option Contracts—Over-the-Counter	Investments in securities, at value	1,265,203	—	—
Written Option Contracts—Over-the-Counter	—	—	Written option contracts, at value	452,248

[a]	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting arrangement or another similar agreement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	$(22,276,694)	$33,719,836

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest Rate Risk:
Purchased Option Contracts[a]	Net Realized and Unrealized Gain (Loss)	(1,328,824)	(9,019,294)
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	423,342	4,930,322

[a]	Purchased option contracts are included in net realized gain (loss) and change in unrealized appreciation (depreciation) on investments in securities.

At June 30, 2021, the Fund’s derivative assets and liabilities (by type), which are subject to a master netting agreement, are as follows:

Derivative Financial Instruments	Assets	Liabilities
Equity Risk:
Purchased Option Contracts—Over-the-Counter	$582,145	$—
Written Option Contracts—Over-the-Counter	—	207,510

Interest Rate Risk:
Purchased Option Contracts—Over-the-Counter[a]	1,265,203	—
Written Option Contracts—Over-the-Counter	—	452,248

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received and pledged by the Fund, if any, as of June 30, 2021:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received[a]	Net Amount of Derivative Asset[b]
Goldman Sachs International	$1,847,348	$(659,758)	$(1,187,590)	$—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged[a]	Net Amount of Derivative Liabilities[b]
Goldman Sachs International	$659,758	$(659,758)	$—	$—

[a]	Collateral received or pledged is limited to the net derivative asset or net derivative liability amounts. Actual collateral amounts received or pledged may be higher than amounts above.
[b]	Net amount represents the net receivable from the counterparty or the net payable due to the counterparty in the event of default.

The following summarizes the volume of the Fund’s option contracts and forward foreign currency exchange contracts activity for the six months ended June 30, 2021:

	Purchased Option Contracts[a,b]	Written Option Contracts[a,b]	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$485,942,414	$485,942,414	$710,161,481

[a]

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents four months for both purchased and written option contracts.

[b]

Notional amount for swaption contracts represents the notional amount of the underlying swap contract. Notional amount for all other option contracts is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Note 5. Income Tax Information

As of June 30, 2021, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$11,400,826,849

Gross unrealized appreciation on investments	$693,943,016
Gross unrealized depreciation on investments	(17,727,689)

Net unrealized appreciation (depreciation) on investments	$676,215,327

Note 6. Capital Stock

The Fund is authorized to issue 2.2 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 1.2 billion of Class I capital stock, 200 million of

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Class R capital stock and 200 million of Class Z capital stock. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2021		For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A:
Sold	15,360,137	$219,923,172	37,969,587	$522,668,458
Issued as reinvestment of dividends and distributions	1,339,213	19,117,608	2,730,688	37,364,783
Redeemed	(11,197,958)	(160,281,435)	(25,812,168)	(347,610,414)

Net increase (decrease)	5,501,392	$78,759,345	14,888,107	$212,422,827

Class C:
Sold	3,757,821	$53,443,594	8,984,077	$123,019,124
Issued as reinvestment of dividends and distributions	569,710	8,080,581	1,405,134	19,063,771
Redeemed	(6,373,282)	(90,673,242)	(20,662,342)	(280,967,666)

Net increase (decrease)	(2,045,751)	$(29,149,067)	(10,273,131)	$(138,884,771)

Class F:
Sold	18,040,819	$258,735,879	71,038,072	$971,011,224
Issued as reinvestment of dividends and distributions	1,427,137	20,425,600	3,671,233	50,252,543
Redeemed	(28,253,937)	(404,621,435)	(32,114,144)	(423,503,067)

Net increase (decrease)	(8,785,981)	$(125,459,956)	42,595,161	$597,760,700

Class I:
Sold	131,018,295	$1,880,743,392	323,147,551	$4,397,437,807
Issued as reinvestment of dividends and distributions	10,952,101	156,746,439	18,153,719	249,490,163
Redeemed	(77,986,042)	(1,118,705,544)	(233,921,311)	(3,163,619,515)

Net increase (decrease)	63,984,354	$918,784,287	107,379,959	$1,483,308,455

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2021		For the Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class R:
Sold	4,597	$65,981	55,449	$766,833
Issued as reinvestment of dividends and distributions	3,943	56,343	9,215	126,340
Redeemed	(32,621)	(467,907)	(60,071)	(802,910)

Net increase (decrease)	(24,081)	$(345,583)	4,593	$90,263

Class Z:
Sold	481,852	$6,928,488	6,319,049	$87,595,129
Issued as reinvestment of dividends and distributions	122,119	1,747,334	130,908	1,819,941
Redeemed	(1,112,763)	(15,962,277)	(1,426,464)	(19,115,073)

Net increase (decrease)	(508,792)	$(7,286,455)	5,023,493	$70,299,997

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security under such circumstances. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment-grade securities. Finally, CoCo issuers can, at their discretion, suspend dividend distributions on their CoCo securities and are more likely to do so in response to negative economic conditions and/or government regulation. Omitted distributions are typically non-cumulative and will not be paid on a future date. Any omitted distribution may negatively impact the returns or distribution rate of the Fund.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below investment grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of the Fund to meet redemption requests within required time periods. In order to meet such redemption requests, the fund may be forced to sell securities at inopportune times or prices.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies.

Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.

Derivatives and Hedging Transactions Risk: The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Options Risk: Gains on options transactions depend on the investment manager’s ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange.

Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, that Fund may experience losses in some cases as a result of such inability, may not be able to close its position and, in such an event would be unable to control its losses.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Geopolitical Risk: Occurrence of global events similar to those in recent years, such as war, terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics, such as that caused by the COVID-19 virus, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 has resulted in, among other things, extreme volatility in the financial markets and severe losses, reduced liquidity of many instruments, significant travel restrictions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, service and event cancellations, reductions and other changes, strained healthcare systems, as well as general concern and uncertainty. The impact of the COVID-19 outbreak has negatively affected the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Pandemics may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems and supply chains. The COVID-19 pandemic and its effects may result in a sustained economic downturn or a global recession, ongoing market volatility and/or decreased liquidity in the financial markets, exchange trading suspensions and closures, higher default rates, domestic and foreign political and social instability and damage to diplomatic and international trade relations. While some vaccines have been developed and approved for use by various governments, the political, social, economic, market and financial risks of COVID-19 could persist for years to come. The foregoing could impair the Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Fund’s service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

On January 31, 2020, the United Kingdom (UK) withdrew from the European Union (EU) (referred to as Brexit), commencing a transition period that ended on December 31, 2020. On January 1, 2021, the EU-UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament ratified the agreement in December 2020 and the EU Parliament ratified the agreement in April 2021. The agreement must now be approved by EU member states to enter into force officially. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is considerable uncertainty about the potential consequences of Brexit, the EU-UK Trade and Cooperation Agreement, how future negotiations of trade relations will proceed, and how the financial markets will react to all of the preceding. As this process unfolds, markets may be further disrupted. Given the size and importance of the UK’s economy, uncertainty about its legal, political and economic relationship with the remaining member states of the EU may continue to be a source of instability.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Growing tensions, including trade disputes, between the United States and other nations, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the global economy, financial markets and the Fund. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The U.S. Securities & Exchange Commission’s (SEC) final rules, related requirements and amendments to modernize reporting and disclosure, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

The SEC has recently adopted a rule relating to a registered investment company’s use of derivatives and similar transactions that could potentially require the Fund to observe more stringent requirements than are currently imposed by the 1940 Act. The new rule will replace present SEC and SEC staff regulatory guidance related to limits on a registered investment company’s use of derivative instruments and certain other transactions, such as short sales and reverse repurchase agreements. The rule may substantially curtail the Fund’s ability to use derivative instruments as part of the Fund’s investment strategy and could ultimately prevent the Fund from being able to achieve its investment goals.

Large Shareholder Risk: The Fund may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.

LIBOR Risk: Many financial instruments are tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the head of the UK Financial Conduct Authority (the FCA) announced a desire to phase out the use of LIBOR by the end of 2021. Alternatives to LIBOR are in development in many major financial markets. For example, the U.S. Federal Reserve has begun publishing a Secured Overnight Financing Rate (SOFR),

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

a broad measure of secured overnight U.S. Treasury repo rates, as a possible replacement for U.S. dollar LIBOR. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate (SONIA) in England. Other countries are introducing their own local-currency-denominated alternative reference rates for short-term lending and global consensus on alternative rates is lacking. The FCA and LIBOR’s administrator, ICE Benchmark Administration (IBA), announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of LIBOR publications to end at the end of 2021. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty and risk regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments, the suitability of the proposed replacement rates, and the process for amending existing contracts and instruments remains unclear. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of, inaccurate valuations of, and miscalculations of payment amounts for LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, any alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the cessation of LIBOR publications.

This is not a complete list of risks that may affect the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2021 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Changes to the Board of Directors

On March 8, 2021, the Board of Directors voted to set the number of directors on the Fund’s Board of Directors to ten. In addition, the Board of Directors elected Ms. Ramona Rogers-Windsor as a Director of the Fund.

Ramona Rogers-Windsor: In addition to serving as a Director of the Cohen & Steers funds, Ms. Rogers-Windsor serves as a member of the Capital Southwest Board of Directors since March 2021 and a member of the Thomas Jefferson University Board of Trustees since December 2020. Previously, Ms. Rogers-Windsor spent over 23 years in investment management with Northwestern Mutual Investment Company, LLC, most recently as Managing Director and Portfolio Manager. Prior to that, Ms. Rogers-Windsor served as a financial officer with Northwestern Mutual Life. Ms. Rogers-Windsor has over 38 years of experience across multiple segments of the financial services industry and has previously served on the boards of several non-profit organizations. Ms. Rogers-Windsor holds a BS in Accounting from Marquette University and is a Certified Public Accountant and a Chartered Financial Analyst charterholder.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund’s investment advisory agreement (the Advisory Agreement), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. The Advisory Agreement was discussed at a meeting of the Independent Directors, in their capacity as the Contract Review Committee, held on June 8, 2021 and at meetings of the full Board of

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Directors held on March 16, 2021 and June 15, 2021. The Independent Directors, in their capacity as the Contract Review Committee, also discussed the Advisory Agreement in executive session on June 15, 2021. At the meeting of the full Board of Directors on June 15, 2021, the Advisory Agreement was unanimously continued for a term ending June 30, 2022 by the Fund’s Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive session.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by an independent data provider, which included, among other items, fee, expense and performance information compared to peer funds (the Peer Funds and, collectively with the Fund, the Peer Group) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from counsel to the Independent Directors outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. The Board of Directors also considered information provided in response to a request for information submitted by counsel to the Independent Directors, as well as information provided in response to a supplemental request. Additionally, the Independent Directors noted that in connection with their considerations, that they had received information from the Investment Advisor about, and discussed with the Investment Advisor, the operations of its business continuity plan and related matters and the operations of third party service providers during the COVID-19 pandemic. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board of Directors of the Fund regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions conducted on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor’s personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor’s ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark and relevant linked blended benchmark during the period. The Board of Directors

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

noted that the Fund outperformed the Peer Group median for the three- and ten-year periods ended March 31, 2021, ranking two out of six and one out of four peers, respectively. The Board of Directors took into account that the Fund underperformed the Peer Group median for the one- and five-year periods ended March 31, 2021, ranking five out of six peers for each. The Board of Directors considered that the Fund outperformed the relevant benchmark for the one-, three-, five- and ten-year periods and the linked blended benchmark for the one-, five- and ten-year periods ended March 31, 2021, and underperformed the linked blended benchmark for the three-year period. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance during the period, including the relevant implications of the continuing COVID-19 pandemic. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing similarly managed funds and accounts. The Board of Directors determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreement.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the contractual and actual management fees paid by the Fund as well as the Fund’s total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund’s actual management fee is lower than the Peer Group median, ranking in the second quintile. The Board of Directors also noted that the Fund’s total expense ratio is slightly higher than the Peer Group median, ranking in the third quintile. The Board of Directors considered that the Investment Advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to limit the overall operating expenses of the Fund. In light of all the considerations above, the Board of Directors concluded that the Fund’s current expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor has contractually agreed to waive a portion of its fee and/or reimburse expenses to limit the overall operating expenses of the Fund. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board of Directors further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund’s advisory fee schedule contains a 0.05% breakpoint on assets under management over $8.5 billion. In light of the considerations above, the Board of Directors determined that economies of scale are being shared with shareholders and will continue to be shared with shareholders, concluding that the Fund’s expense structure was satisfactory. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered and fees paid under the Advisory Agreement to fees paid, including the ranges of such fees, under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Advisor provides more services to the Fund than it does for institutional or subadvised accounts. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule), the Fund has adopted and implemented a liquidity risk management program (the Program). The Liquidity Rule requires an open-end investment company to adopt a program that is reasonably designed to assess and manage its liquidity risk, which is the risk that an open-end investment company could not meet redemption requests without significant dilution of remaining investors’ interests in the open-end investment company. The Board has designated Cohen & Steers Capital Management, Inc. (the Investment Advisor) as the administrator of the Program. The Investment Advisor has delegated this responsibility to the Liquidity Risk Management Committee (the LRM Committee), which is comprised of representatives from various departments within the Investment Advisor. The Program includes policies and procedures reasonably designed to: (1) assess, manage, and periodically review the Fund’s liquidity risk; (2) classify the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid, or illiquid; (3) determine a highly liquid investment minimum (HLIM) for the Fund or determine that one is not required; (4) limit the Fund’s illiquid investments to no more than 15% of its net assets; and (5) establish how and when the Fund will engage in in-kind redemptions.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

The Board met on June 15, 2021 (the Meeting) to review the Program. At the Meeting, the LRM Committee provided the Board with a report that addressed the operation of the Program, including its implementation and effectiveness in assessing and managing the Fund’s liquidity risk (the Report). The Report covered the period from April 1, 2020 through March 31, 2021 (the Reporting Period).

The Report described the LRM Committee’s role in administering the Program, which complied with the Liquidity Rule requirements for assessing, managing and reviewing the Fund’s liquidity risk through the LRM Committee’s daily monitoring and quarterly analysis of liquidity parameters which include historical net redemption activity and consideration of the Fund’s shareholder ownership concentration, as applicable. The Report noted that the Fund’s investments are categorized into one of four liquidity buckets: highly liquid, moderately liquid, less liquid and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size. The Investment Advisor has engaged a third-party vendor to assist with the classification of portfolio investments. The Report also described the LRM Committee’s determination that the Fund is a primarily highly liquid fund under the Liquidity Rule.

The Report noted that there were no liquidity events during the Reporting Period that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining shareholders’ interests. The Report concluded that the Program is operating as intended, effective in implementing the requirements of the Liquidity Rule and reasonably designed to assess and manage the Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND

•	Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS ALTERNATIVE INCOME FUND

•	Designed for investors seeking high current income and capital appreciation, investing in equity, preferred and debt securities, focused on real assets and alternative income strategies

•	Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers

Director and Chairman

Joseph M. Harvey

Director and Vice President

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

C. Edward Ward, Jr.

Director

Adam M. Derechin

President and Chief Executive Officer

James Giallanza

Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Albert Laskaj

Treasurer

Stephen Murphy

Chief Compliance Officer

and Vice President

William F. Scapell

Vice President

Elaine Zaharis-Nikas

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

P.O. Box 219953

Kansas City, MO 64121-9953

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

280 Park Avenue

New York, NY 10017

NASDAQ Symbol:	Class A—CPXAX
Class C—CPXCX
Class F—CPXFX
Class I—CPXIX
Class R—CPRRX
Class Z—CPXZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

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Cohen & Steers

Preferred

Securities and

Income Fund

Semiannual Report June 30, 2021

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website at www.cohenandsteers.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, by signing up at www.cohenandsteers.com.

You may elect to receive all future reports in paper, free of charge, at any time. If you invest through a financial intermediary, you can contact your financial intermediary or, if you are a direct investor, you can call (800) 330-7348 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held within the fund complex if you invest directly with the Fund.

CPXAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: Principal Executive Officer
(President and Chief Executive Officer)

Date:	August 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: Principal Executive Officer
(President and Chief Executive Officer)

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Financial Officer
(Chief Financial Officer)

Date:	August 27, 2021